Summary of Significant Accounting Policies (Details) - Schedule of revenues are disaggregated by segment - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of revenues are disaggregated by segment [Abstract]
General support services	$ 4,800,000	$ 4,800,000	$ 19,200,000	$ 19,200,000
Financial services	329,015		86,964
Total revenues	$ 5,129,015	$ 4,800,000	$ 19,286,964	$ 19,200,000